Loans (Accruing Delinquency Amounts For Credit Card And Other Portfolio Classes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 days past due	$ 1,731	$ 1,868
90+ days past due	1,707	1,422
Total	3,438	3,290
Other Consumer Loans Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 days past due	626	405
90+ days past due	126	80
Total	$ 752	$ 485